                             UNITED STATES
                   SECURITIES AND EXCHANGE COMMISSION
                        WASHINGTON, D.C. 20549

                               FORM 13F

                        FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:   December 31, 1999

Check here if Amendment [  ]:  Amendment Number:  _______
     This Amendment  (Check only one): [  ] is a restatement.
                                       [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:          The Torray Corporation
Address:       6610 Rockledge Drive, Suite 450,
               Bethesda, Maryland 20817

               ---------------------------------

Form 13F File Number:    28-6458

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this Report on Behalf of Reporting Manager:

Name:          William M. Lane
Title:         Vice President
Phone:         (301) 493-4600

Signature, Place, and Date of Signing:

 /s/ WILLIAM M LANE                     Bethesda, Maryland            11/09/99
 ------------------------------         ---------------------       -----------
      [Signature]                         [City, State]                [Date]


Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ]     13F COMBINATION  REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)
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                                    FORM 13 F
                INFORMATION REQUIRED OF INSTITUTIONAL INVESTMENT
              MANAGERS PURSUANT TO SECTION 13 (F) OF THE SECURITIES
                    EXCHANGE ACT OF 1934 AND RULES THEREUNDER

                       Securities and Exchange Commission
                                Washington, D.C.

        Report for the Calendar Year or Quarter Ended December 31, 1999

                       If amended report check here: _____



Name of Institutional Investment Manager:

The Torray Corporation

Business Address:

6610 Rockledge Drive, Suite 450, Bethesda, Maryland  20817

Name, Phone No., and Title of Person Duly Authorized to Submit this Report:

William M Lane, Vice President  (301) 493-4600


        The institutional investment manager submitting this Form and its attachments and the person by whom it is signed represent hereby that all information contained therein is true, correct and complete. It is understood that all required items, statements, and schedules are considered integral parts of this Form and that the submission of any amendment represents that all unamended items, statements and schedules remain true, correct and complete as previously submitted.

        Pursuant to the requirements of Securities Exchange Act of 1934, the undersigned institutional investment manager has caused this report to be signed on its behalf in the City of Bethesda and the State of Maryland on the 14th day of February , 2000 .



                                           By:_________________________________
                                                  William M Lane, Vice President
                                                  for The Torray Corporation
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December 31, 1999                             Form 13F - The Torray Corporation


                     Item 1                         Item 2          Item 3            Item 4           Item 5

                                                     Title          CUSIP          Fair Market          Total
Name of Issuer                                     of Class         Number            Value            Shares
                                                   --------         ------         -----------         ------


Abbott Laboratories                                 common         002824100         92,600,506       2,550,100
ALZA Corporation                                    common         022615108         24,237,500         700,000
American Express Company                            common          02581610         67,181,625         404,100
Amgen, Inc.                                         common         031162100         90,093,750       1,500,000
AT&T Corporation                                    common         001957109         68,512,500       1,350,000
Bank One Corporation                                common         06423A103         14,107,500         440,000
Boston Scientific Corporation                       common         101137107        100,143,750       4,578,000
CarrAmerica Realty Corporation                      common         144418100         35,838,562       1,696,500
CitiGroup, Inc.                                     common         172967101         97,985,469       1,763,518
Clear Channel Communications                        common         184502102         43,714,650         489,800
Disney (Walt) Company                               common          25468710         68,006,250       2,325,000
Dow Jones and Co. Inc.                              common         260561105          6,800,000         100,000
Du Pont (E.I.) de Nemours                           common          26353410         60,012,125         911,000
Electronic Data Systems Corporation                 common         285661104         76,121,325       1,137,200
Franklin Resources, Inc.                            common         354613101         54,794,812       1,709,000
General Dynamics Corporation                        common          36955010         16,880,000         320,000
Gilette Company, The                                common         375766102         65,900,000       1,600,000
Honeywell International, Inc.                       common         438516106         16,389,019         284,100
Hughes Electronics Corporation GM  "H"              common         370442832        185,856,000       1,936,000
IBM Corporation                                     common          45920010         22,896,000         212,000
Illinois Tool Works                                 common          45230810         95,736,063       1,417,000
IMS Health, Inc.                                    common         449934108         28,147,219       1,035,300
J.P. Morgan & Company                               common          61688010         95,158,688         751,500
Kimberly Clark Corporation                          common         494368103         60,030,000         920,000
Loral Space & Communications Ltd.                   common         G56462107         80,620,250       3,316,000
Markel Corporation                                  common         570535104         34,642,500         223,500
Mellon Financial Corporation                        common         585509102         32,046,000         940,800
Molex, Inc. A                                       common         608554200         31,059,600         686,400
PanAmSat Corporation                                common         697933109         72,140,625       1,215,000
SLM Holding Corporation                             common         78442A109         93,135,900       2,204,400
Terra Nova (Bermuda) Holdings Ltd.                  common         G87615103         12,255,000         408,500
Xerox Corporation                                   common         984121103         45,375,000       2,000,000

Total                                                                                1,888,418,188

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December 31, 1999                             Form 13F - The Torray Corporation


                Item 1                                   Item 6                     Item 7                      Item 8

                                            Invest                                                         Voting Authority
Name of Issuer                             (a)Sole     (b)Shared     (c)Other    Managers      (a) Sole      (b) Shared    (c) None
                                           --------    ---------     --------    --------      --------      ----------    --------
Abbott Laboratories                            X                                    All         2,550,100
ALZA Corporation                               X                                    All           700,000
American Express Company                       X                                    All           404,100
Amgen, Inc.                                    X                                    All         1,500,000
AT&T Corporation                               X                                    All         1,350,000
Bank One Corporation                           X                                    All           440,000
Boston Scientific Corporation                  X                                    All         4,578,000
CarrAmerica Realty Corporation                 X                                    All         1,696,500
CitiGroup, Inc.                                X                                    All         1,763,518
Clear Channel Communications                   X                                    All           489,800
Disney (Walt) Company                          X                                    All         2,325,000
Dow Jones and Co. Inc.                         X                                    All           100,000
Du Pont (E.I.) de Nemours                      X                                    All           911,000
Electronic Data Systems Corporation            X                                    All         1,137,200
Franklin Resources, Inc.                       X                                    All         1,709,000
General Dynamics Corporation                   X                                    All           320,000
Gilette Company, The                           X                                    All         1,600,000
Honeywell International, Inc.                  X                                    All           284,100
Hughes Electronics Corporation GM  "H"         X                                    All         1,936,000
IBM Corporation                                X                                    All           212,000
Illinois Tool Works                            X                                    All         1,417,000
IMS Health, Inc.                               X                                    All         1,035,300
J.P. Morgan & Company                          X                                    All           751,500
Kimberly Clark Corporation                     X                                    All           920,000
Loral Space & Communications Ltd.              X                                    All         3,316,000
Markel Corporation                             X                                    All           223,500
Mellon Financial Corporation                   X                                    All           940,800
Molex, Inc. A                                  X                                    All           686,400
PanAmSat Corporation                           X                                    All         1,215,000
SLM Holding Corporation                        X                                    All         2,204,400
Terra Nova (Bermuda) Holdings Ltd.             X                                    All           408,500
Xerox Corporation                              X                                    All         2,000,000

Total

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